Note 21 - Parent Company Financial Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Fair Value Assumptions, Expected Dividend Rate	15.00%	10.00%
Holders of Record			1,548